OTHER FINANCIAL DATA - VARIABLE INTEREST ENTITY (Details) - USD ($) $ in Millions		3 Months Ended									12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Cash and cash equivalents		$ 403				$ 570	[1]				$ 403	$ 570	[1]	$ 904	$ 475
Restricted cash		27				11	[1]				27	11	[1]
Inventories		298				396	[1]				298	396	[1]
Other current assets		267				293	[1]				267	293	[1]
Total current assets		2,891				4,184	[1]				2,891	4,184	[1]
Restricted cash, noncurrent		20				29	[1]				20	29	[1]
Sundry		761				480	[1]				761	480	[1]
Property, plant and equipment, net		28,039				25,902	[1]				28,039	25,902	[1]
Total assets	[2]	41,150				39,651	[1]				41,150	39,651	[1]	37,165
Current portion of long-term debt		907				469	[3]				907	469	[3]
Fixed-price contracts and other derivatives, current liabilities		56				55	[3]				56	55	[3]
Other current liabilities		551				649	[3]				551	649	[3]
Total current liabilities		4,612				5,069	[3]				4,612	5,069	[3]
Long-term debt		13,134				12,086	[3]				13,134	12,086	[3]
Fixed-price contracts and other derivatives, noncurrent liabilities		240				255	[3]				240	255	[3]
Deferred credits and other		1,176				1,104	[3]				1,176	1,104	[3]
Other noncontrolling interest		750				754	[3]				750	754	[3]
Total liabilities and equity		41,150				39,651	[3]				41,150	39,651	[3]
Operating expenses
Operation and maintenance											2,895	2,935		2,995
Depreciation and amortization											1,250	1,156		1,113
Other income (expense), net											126	137		140
Interest expense											(561)	(554)		(559)
Net income											1,448	1,262		1,088
Earnings attributable to noncontrolling interest											(98)	(100)		(79)
Earnings		369	$ 248	$ 295	$ 437	297		$ 348	$ 269	$ 247	1,349	1,161		1,001
Otay Mesa VIE [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents		5				5	[4]				5	5	[4]
Restricted cash		23				8	[4]				23	8	[4]
Inventories		3				3	[4]				3	3	[4]
Other current assets		0				1	[4]				0	1	[4]
Total current assets		31				17	[4]				31	17	[4]
Restricted cash, noncurrent		0				11	[4]				0	11	[4]
Property, plant and equipment, net		383				410	[4]				383	410	[4]
Total assets		414				438	[4]				414	438	[4]
Current portion of long-term debt		10				10	[4]				10	10	[4]
Fixed-price contracts and other derivatives, current liabilities		14				16	[4]				14	16	[4]
Other current liabilities		5				3	[4]				5	3	[4]
Total current liabilities		29				29	[4]				29	29	[4]
Debt Instrument Carrying Amount		315									315
Long-term debt		303				312	[4]				303	312	[4]
Fixed-price contracts and other derivatives, noncurrent liabilities		23				31	[4]				23	31	[4]
Deferred credits and other		6				6	[4]				6	6	[4]
Other noncontrolling interest		53				60	[4]				53	60	[4]
Total liabilities and equity		414				438	[4]				414	438	[4]
Operating expenses
Elimination of cost of electric fuel and purchased power											(83)	(83)		(91)
Operation and maintenance											19	19		24
Depreciation and amortization											26	27		28
Elimination of total operating expenses											(38)	(37)		(39)
Operating income											38	37		39
Interest expense											(19)	(17)		(15)
Net income											19	20		24
Earnings attributable to noncontrolling interest											(19)	(20)		(24)
Earnings											0	0		$ 0
Cameron LNG JV [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments	[5]	$ 983				$ 1,007					$ 983	$ 1,007

[1]	As adjusted for the retrospective adoption of ASU 2015-03.
[2]	December 31, 2014 and 2013 have been adjusted for the retrospective adoption of ASU 2015-03.
[3]	As adjusted for the retrospective adoption of ASU 2015-03.
[4]	As adjusted for the retrospective adoption of ASU 2015-03, as we discuss in Note 2.
[5]	The carrying value of our equity method investment is $143 million and $94 million higher than the underlying equity in the net assets of the investee at December 31, 2015 and 2014, respectively, primarily due to guarantees, which we discuss below, and interest capitalized on the investment, as the joint venture has not commenced its planned principal operations.